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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 -------------------------------
   Address:      227 West Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312 692 7564
         -------------------------------

Signature, Place, and Date of Signing:

          Constance Wick                 Chicago, IL       May 9, 2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         76
                                        --------------------

Form 13F Information Table Value Total:      1,847,116
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1                Column 2      Column 3 Column 4      Column 5        Column 6   Column 7         Column 8
----------------------------- ---------------- --------- -------- ------------------- ----------  --------  ------------------------
                                                           VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                     Note 5.250% 3/1  013817AT8   21,339 12,806,000 PRN         SOLE                12,806,000
Alliance Data Systems Corp    Note 1.750% 8/0  018581AD0   49,708 30,650,000 PRN         SOLE                30,650,000
Alliance Data Systems Corp    Note 4.750% 5/1  018581AC2  147,682 54,685,000 PRN         SOLE                54,685,000
AMERIGROUP Corp               Note 2.000% 5/1  03073TAB8   43,000 27,184,000 PRN         SOLE                27,184,000
Apple Inc                     Com              037833100   64,392    107,400 SH  CALL    SOLE                   107,400
ArvinMeritor Inc              Frnt 4.625% 3/0  043353AF8    1,858  2,000,000 PRN         SOLE                 2,000,000
Bank of America Corp          Com              060505104    3,660    382,465 SH          SOLE                   382,465
Bank of America Corp          Com              060505104    5,264    550,000 SH  CALL    SOLE                   550,000
Barclays Bk Plc               Ipth S&P VIX     06740C261   20,972  1,249,800 SH   PUT    SOLE                 1,249,800
Blue Wolf Mongolia Holdings   Unit 99/99/9999  G11962126      305     29,400 SH          SOLE                    29,400
Blue Wolf Mongolia Holdings   Shs              G11962100    2,599    267,100 SH          SOLE                   267,100
Blue Wolf Mongolia Holdings   *W Exp 07/20/201 G11962118    2,599    267,100 SH          SOLE                   267,100
BMC Software Inc              Com              055921100      840    150,000 SH  CALL    SOLE                   150,000
BorgWarner Inc                Nore 3.500% 4/1  099724AF3  129,137 50,250,000 PRN         SOLE                50,250,000
Cemex SAB de CV               Note 4.875% 3/1  151290AV5   27,735 29,300,000 PRN         SOLE                29,300,000
China Ceramics Co Ltd         *W Exp 11/16/201 G2113X118      359     90,000 SH          SOLE                    90,000
China Growth Equity Inv Ltd   *W Exp 99/99/999 G2114K123    2,003    208,390 SH          SOLE                   208,390
Cubist Pharmaceuticals Inc    Note 2.500% 11/0 229678AD9   19,647 12,250,000 PRN         SOLE                12,250,000
Eli Lilly & Co                Com              532457108   39,465    980,000 SH  CALL    SOLE                   980,000
EMC Corp Mass                 Note 1.750% 12/0 268648AM4   39,221 20,890,000 PRN         SOLE                20,890,000
Equinix Inc                   Note 2.500% 4/1  29444UAF3    9,697  6,900,000 PRN         SOLE                 6,900,000
Equinix Inc                   Note 4.750% 6/1  29444UAH9   59,337 29,602,000 PRN         SOLE                29,602,000
Forest City Enterprises Inc   Note 5.000% 10/1 345550AM9   23,717 17,471,000 PRN         SOLE                17,471,000
General Mtrs Co               Com              37045V100   16,492    921,700 SH   PUT    SOLE                   921,700
General Mtrs Co               *W Exp 07/10/201 37045V126   16,122  1,439,443 SH          SOLE               143,944,300
General Mtrs Co               *W Exp 07/10/201 37045V118   43,867  2,637,850 SH          SOLE               263,785,000
Gilead Sciences Inc           Com              375558103   38,893    796,000 SH  CALL    SOLE                   796,000
Global Eagle Acquisition Corp Unit 99/99/9999  37951D201      122     11,987 SH          SOLE                    11,987
Golar LNG Ltd                 Shs              G9456A100    5,708    150,000 SH   PUT    SOLE                   150,000
Hicks Acquisition Co II Inc   Com              429090103      960     97,750 SH          SOLE                    97,750
Hicks Acquisition Co II Inc   *W Exp 07/14/201 429090111      960     97,750 SH          SOLE                    97,750
Human Genome Sciences Inc     Note 2.250% 8/1  444903AM0    5,676  5,634,000 PRN         SOLE                 5,634,000
Illumina Inc                  Com              452327109    5,345    101,600 SH  CALL    SOLE                   101,600
Incyte Corp Ltd               Note 4.750% 10/0 45337CAJ1   26,938 11,693,000 PRN         SOLE                11,693,000
JetBlue Airways Corp          Dbcv 5.500% 10/1 477143AD3    8,498  6,853,000 PRN         SOLE                 6,853,000
JetBlue Airways Corp          Dbcv 5.500% 10/1 477143AE1   19,356 14,686,000 PRN         SOLE                14,686,000
JPMorgan Chase & Co           Com              46625H100   16,865    366,800 SH  CALL    SOLE                   366,800
Knight Cap Group Inc          Note 3.500% 3/1  499005AE6    9,703 10,068,000 PRN         SOLE                10,068,000
Kulicke & Soffa Inds Inc      Note 0.875% 6/0  501242AT8    5,673  5,600,000 PRN         SOLE                 5,600,000
Laboratory Corp Amer Hldgs    Note      9/1    50540RAG7   45,659 37,194,000 PRN         SOLE                37,194,000
Lincare Holdings Inc          Note 2.750% 11/0 532791AF7    2,769  2,500,000 PRN         SOLE                 2,500,000
Lincare Holdings Inc          Dbcv 2.750% 11/0 532791AE0    4,288  4,183,000 PRN         SOLE                 4,183,000
Market Vectors ETF Tr         Gold Miner ETF   57060U100   18,216    367,700 SH  CALL    SOLE                   367,700
Market Vectors ETF Tr         Gold Miner ETF   57060U100   18,647    376,400 SH   PUT    SOLE                   376,400
Market Vectors ETF Tr         Gold Miner ETF   57060U100   10,864    219,300 SH          SOLE                   219,300
Marvell Technology Group Ltd  Ord              G5876H100    3,146    200,000 SH  CALL    SOLE                   200,000
Medco Health Solutions Inc    Com              58405U102    5,287     75,200 SH  CALL    SOLE                    75,200
Microchip Technology Inc      Sdcv 2.125% 12/1 595017AB0  102,880 74,632,000 PRN         SOLE                74,632,000
Micron Technology Inc         Com              595112103      878    108,500 SH          SOLE                   108,500
NetApp Inc                    Note 1.750% 6/0  64110DAB0   55,260 38,000,000 PRN         SOLE                38,000,000
Nokia OYJ                     Call             654902904      549    100,000 SH  CALL    SOLE                   100,000
Oil Sts Intl Inc              Note 2.375% 7/0  678026AB1   55,272 22,491,000 PRN         SOLE                22,491,000
Omnicare Inc                  Note 3.750% 12/1 681904AN8   15,052 10,345,000 PRN         SOLE                10,345,000
Omnicom Group Inc             Com              681919106    1,608     31,750 SH          SOLE                    31,750
PDL BioPharma Inc             Note 3.750% 5/0  69329YAC8   16,543 15,850,000 PRN         SOLE                15,850,000
PHH Corp                      Note 6.000% 6/1  693320AQ6   13,989  9,500,000 PRN         SOLE                 9,500,000
Resolute Energy Corp          *W Exp 09/25/201 76116A116   16,149  1,419,100 SH          SOLE                 1,419,100
ROI Acquisition Corp          Unit 99/99/9999  74966A203    2,000    200,000 SH          SOLE                   200,000
Seadrill Ltd                  Shs              G7945E105   11,602    309,300 SH   PUT    SOLE                   309,300
Smithfield Foods Inc          Note 4.000% 6/3  832248AR9   25,595 22,600,000 PRN         SOLE                22,600,000
SPDR S&P 500 ETF Trust        Com              78462F103   36,611    260,000 SH   PUT    SOLE                   260,000
Teradyne Inc                  Note 4.500% 3/1  880770AE2  144,647 46,213,000 PRN         SOLE                46,213,000
Trina Solar Ltd               Note 4.000% 7/1  89628EAA2    5,273  5,826,000 PRN         SOLE                 5,826,000
Triumph Group Inc             Note 2.625% 10/0 896818AB7   26,468 11,500,000 PRN         SOLE                11,500,000
UAL Corp                      Note 6.000% 10/1 902549AJ3   53,863 20,869,000 PRN         SOLE                20,869,000
United Rentals Inc            Note 4.000% 11/1 911363AL3   38,970 10,000,000 PRN         SOLE                10,000,000
Universal Business Pm Sol A   Com              913384103    3,082    525,000 SH          SOLE                   525,000
Universal Business Pmt Sol A  *W Exp 05/09/201 913384111    3,087    525,000 SH          SOLE                   525,000
USEC Inc                      Note 3.000% 10/0 90333EAC2    7,066 14,203,000 PRN         SOLE                14,203,000
USEC Inc                      Com              90333E108    2,228  2,101,800 SH   PUT    SOLE                 2,101,800
Virgin Media Inc              Note 6.500% 11/1 92769LAB7   44,802 28,998,000 PRN         SOLE                28,998,000
WESCO Intl Inc                Dbcv 6.000% 9/1  95082PAH8   83,006 34,371,000 PRN         SOLE                34,371,000
XL Group Plc                  Shs              G98290102    2,603    120,000 SH  CALL    SOLE                   120,000
Yahoo Inc                     Com              984332106   11,132    731,400 SH          SOLE                   731,400
Yahoo Inc                     Com              984332106   11,181    734,600 SH  CALL    SOLE                   734,600
Yahoo Inc                     Com              984332106   11,132    731,400 SH   PUT    SOLE                   731,400
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